Cover Page	Sep. 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	Axos Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37709
Entity Tax Identification Number	33-0867444
Entity Address, Address Line One	9205 West Russell Road, Ste 400
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89148
City Area Code	858
Local Phone Number	649-2218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001299709
Amendment Flag	false
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	AX
New York Stock Exchange
Entity Listings [Line Items]
Security Exchange Name	NYSE
NYSE Texas
Entity Listings [Line Items]
Security Exchange Name	NYSETX